Filed pursuant to Rule 497(e)
DoubleLine Funds Trust Registration No. 333-164298
March 29, 2017

DOUBLELINE FUNDS TRUST

DoubleLine Multi-Asset Growth Fund

Supplement dated April 1, 2017 to the Prospectus for Class A (DMLAX), Class C (DMLCX), Class I (DMLIX), and Class N (DMLNX) shares of DoubleLine Multi-Asset Growth Fund (the “Multi-Asset Growth Fund”) dated July 29, 2016, as supplemented September 8, 2016, October 12, 2016 and April 1, 2017. This Supplement updates certain information contained in the above-dated Prospectus. Please review this important information carefully.

The Multi-Asset Growth Fund currently offers Class I shares and Class A shares of the Fund only. Class N shares and Class C shares of the Multi-Asset Growth Fund are not offered for sale at this time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

DLMAGPROSUP

Filed pursuant to Rule 497(e)
DoubleLine Funds Trust Registration No. 333-164298
March 29, 2017

DOUBLELINE FUNDS TRUST

DoubleLine Global Bond Fund

DoubleLine Multi-Asset Growth Fund

DoubleLine Strategic Commodity Fund

DoubleLine Ultra Short Bond Fund

Supplement dated April 1, 2017 to the Prospectuses for the above-named Funds each dated July 29, 2016, as supplemented through the date hereof on September 8, 2016 and October 12, 2016. This Supplement updates certain information contained in the above dated Prospectuses. Please review this important information carefully.

DoubleLine Multi-Asset Growth Fund — Management Fee Rate Reduction and Expense Limitation Agreement Changes

The following information supplements and supersedes information to the contrary in DoubleLine Multi-Asset Growth Fund’s (“Multi Asset Growth Fund”) Prospectus. Effective April 1, 2017, Multi Asset Growth Fund’s management fee rate and expense limitation agreement are amended. The revised arrangements are reflected in the table below.

Effective April 1, 2017, the table in Multi-Asset Growth Fund’s Prospectus under the heading “Fund Summary DoubleLine Multi-Asset Growth Fund — Annual Fund Operating Expenses” is hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class A		Class C		Class I		Class N
Management Fees[3]	0.95%		0.95%		0.95%		0.95%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None		0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	0.25%		0.25%		0.25%		0.25%
Acquired Fund Fees and Expenses[4]	0.16%		0.16%		0.16%		0.16%
Total Annual Fund Operating Expenses	1.61%		2.36%		1.36%		1.61%
Fee Waiver and/or Expense Reimbursement[5]	(0.05%	)	(0.05%	)	(0.05%	)	(0.05%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%		2.31%		1.31%		1.56%

[1]	A contingent deferred sales charge (load) of 0.75% applies only to purchases of $1 million or more of Class A shares if the shares are redeemed within 18 months of purchase.

[2]	A contingent deferred sales charge (load) of 1.00% applies for Class C shares sold within 12 months of purchase.

[3]	Restated to reflect fees in effect on April 1, 2017.

[4]

“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds. When the Fund invests in other DoubleLine funds, the Adviser will waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by other DoubleLine funds in respect of Fund assets so invested. The Adviser waived advisory fees in the amount of 0.13% pursuant to this waiver agreement in respect of investments made in other DoubleLine funds during the Fund’s prior fiscal year. The effects of this waiver are reflected in the table above. This waiver agreement may be terminated at any time with the consent of the Board of Trustees.

[5]

The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.40% for Class A shares, 2.15% for Class C shares, 1.15% for Class I shares and 1.40% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations are expected to apply until at least March 24, 2018, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed.

The disclosure in Multi-Asset Growth Fund’s Prospectus under the heading “Fund Summary DoubleLine Multi-Asset Growth Fund – Example” is hereby deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class C	Class I	Class N
1 Year	$577	$334	$133	$159
3 Years	$907	$732	$426	$503
5 Years	$1,259	$1,256	$740	$871
10 Years	$2,251	$2,692	$1,631	$1,907

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class I	Class N
1 Year	$577	$234	$133	$159
3 Years	$907	$732	$426	$503
5 Years	$1,259	$1,256	$740	$871
10 Years	$2,251	$2,692	$1,631	$1,907

DoubleLine Ultra Short Bond Fund—Management Fee Rate Reduction and Expense Limitation Agreement Changes

The following information supplements and supersedes information to the contrary in DoubleLine Ultra Short Bond Fund’s (“Ultra Short Fund”) Prospectus. Effective April 1, 2017, Ultra Short Fund’s management fee rate and expense limitation agreement are amended. The revised arrangements are reflected in the table below.

Effective April 1, 2017, the table in Ultra Short Fund’s Prospectus under the heading “Fund Summary DoubleLine Ultra Short Bond Fund — Annual Fund Operating Expenses” is hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I		Class N
Management Fees[1]	0.15%		0.15%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)[2]	0.61%		0.61%
Acquired Fund Fees and Expenses[2,3]	0.01%		0.01%
Total Annual Fund Operating Expenses	0.77%		1.02%
Fee Waiver and/or Expense Reimbursement[4]	(0.46%	)	(0.46%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.31%		0.56%

[1]	Restated to reflect fees in effect on April 1, 2017.

[2]	Based on estimated amounts for the current fiscal year.

[3]	“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds.

[4]

The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.30% for Class I shares and 0.55% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations are expected to apply until at least June 29, 2018, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed.

The disclosure in Ultra Short’s Prospectus under the heading “Fund Summary DoubleLine Ultra Short Bond Fund — Example” is hereby deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class N
1 Year	$32	$57
3 Years	$200	$279

DoubleLine Global Bond Fund — Dividend Frequency

Effective April 1, 2017, Global Bond Fund will declare and pay dividends of net investment income quarterly.

DoubleLine Strategic Commodity Fund — Investment Adviser Name Change

DoubleLine Strategic Commodity Fund’s (“Strategic Commodity Fund”) investment adviser (“Adviser”), DoubleLine Commodity LP, has changed its name to DoubleLine Alternatives LP. Consequently, all references in the Prospectus to Strategic Commodity Fund’s Adviser should be read as references to DoubleLine Alternatives LP.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

DL-PROSUP-GMSU